PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 8,195	$ 7,982
Accretion	208	150
Disturbance incurred during the year	0	63
Provision for reclamation and rehabilitation, ending balance	8,403	8,195
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	2,129	2,086
Accretion	53	43
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	2,182	2,129
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	1,804	1,772
Accretion	44	32
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	1,848	1,804
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	4,148	4,074
Accretion	101	74
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	4,249	4,148
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	114	50
Accretion	10	1
Disturbance incurred during the year	0	63
Provision for reclamation and rehabilitation, ending balance	$ 124	$ 114